Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,474	$ 18,662	$ 18,820
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	67	42
Current	9,667	9,802
Total	9,832	9,949	10,254
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,734	9,844
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	98	105
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45	27
Current	6,888	7,172
Total	6,955	7,231
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,933	7,199
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	32
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7
Current	319	348
Total	326	348
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	326	348
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	14
Current	1,854	1,662
Total	1,942	1,749
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,866	1,676
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	76	73
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	1
Current	606	620
Total	609	621
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	609	621
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	46	42
Retail [Member] | 30-59 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	27
Retail [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3
Retail [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	14
Retail [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Retail [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21
Retail [Member] | 60-90 Days Past Due | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16
Retail [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4
Retail [Member] | 60-90 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	51	39
Current	8,455	8,480
Total	8,547	8,583	$ 8,529
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,506	8,519
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	64
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,579	3,591
Total	3,600	3,630
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,579	3,591
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	21	39
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	47	31
Current	3,749	3,847
Total	3,816	3,901
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,796	3,878
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	20	23
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2
Current	661	594
Total	663	596
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	663	594
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		2
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	8
Current	466	448
Total	468	456
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	468	456
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	47	31
Wholesale [Member] | 30-59 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	43	29
Wholesale [Member] | 30-59 Days Past Due | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2
Wholesale [Member] | 30-59 Days Past Due | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Wholesale [Member] | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	2
Wholesale [Member] | 60-90 Days Past Due | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 4	2
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale [Member] | Greater Than 90 Days | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 6